Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities
As of December 31, 2020 and 2019, the following table provides a reconciliation of the other current liabilities within the Consolidated Balance Sheets:

(in thousands of $)	2020	2019
Accrued expenses	(14,013)	(6,927)
Deferred charter revenue	(25,341)	(12,575)
Other current liabilities	(57)	(9)
Provisions	(836)	(606)
Total other current liabilities	(40,247)	(20,117)